NYSE Euronext

11005684

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

Received SEC
FEB 10 2011
Washington, DC 20549

1-15246

February 10, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lloyds Banking Group plc (Guarantor), Lloyds TSB Bank plc (Issuer) 4.875% Senior Notes due 2016, 6.375% Senior Notes due 2021, Floating Rate Notes due 2014, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 9, 2011. Tentative listing date – February 11, 2011.

Sincerely,